DEPRECIATION AND AMORTIZATION	6 Months Ended
Jun. 30, 2021
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION

8.DEPRECIATION AND AMORTIZATION

		Three Months Ended		Six Months Ended
	Note	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Depreciation of right-of-use assets	3	$79	$27	$133	$32
Depreciation of property, plant, and equipment		30	-	61	-
Amortization of patent rights	4	29	8	41	17
Depreciation and Amortization		$138	$35	$235	$49